Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of Company's Debt to Equity Ratio	The debt ratios as of December 31, 2023 and 2022 are as follows:

	2023	2022
	(In millions of Korean won)
Total liabilities	₩ 114,453	₩ 113,914
Total equity	463,728	330,180
Debt ratio	25%	35%

Schedule of Financial Assets and Liabilities Exposed in Foreign Currency Risk	The Group’s financial assets and liabilities are exposed to foreign currency risk as of December 31, 2023 and 2022 are as follows:

	December 31, 2023
	Assets in foreign currency	Liabilities in foreign currency	Assets in Korean Won	Liabilities in Korean Won

	(Individual amounts in each foreign currency)		(In millions of Korean won)
USD	86,681,440	28,203,218	₩ 111,616	₩ 36,344
JPY	343,984,702	160,779,008	3,139	1,467
EUR	36,780	30,472	52	43
IDR	12,955,000	3,103,944	1	—
THB	28,510	7,379	1	—
VND	9,270,000	3,243,600	—	—
HKD	144,997	—	24	—
Total			₩ 114,833	₩ 37,854

	December 31, 2022
	Assets in foreign currency	Liabilities in foreign currency	Assets in Korean Won	Liabilities in Korean Won

	(Individual amounts in each foreign currency)		(In millions of Korean won)
USD	50,865,141	8,528,692	₩ 64,351	₩ 10,832
JPY	517,431,793	55,296,530	4,932	527
EUR	25,839	37,607	35	51
IDR	12,955,000	703,608,946	1	57
THB	28,510	7,379	1	—
VND	9,270,000	3,243,600	—	—
Total			₩ 69,320	₩ 11,467

Summary of Impact of Fluctuation in Foreign Currency Exchange Rates on Group's Profit Before Income Tax	The impact of a
10% fluctuation in foreign currency exchange rates on the Group’s profit before income tax for the years ended December 31, 2023 and 2022 are as follows:

	December 31, 2023				December 31, 2022
	Increased by 10%		Decreased by 10%		Increased by 10%		Decreased by 10%

	(In millions of Korean won)
USD	₩	7,527	₩	(7,527)	₩	5,352	₩	(5,352)
JPY	167		(167)		440		(440)
Others	4		(4)		(7)		7
Total	₩	7,698	₩	(7,698)	₩	5,785	₩	(5,785)

Summary of Maximum Exposure to Credit Risk
The carrying amount of a financial asset represents the maximum exposure to credit risk. The maximum exposure to credit risk of the Group as of December 31, 2023 and 2022 are as follows.

	December 31, 2023	December 31, 2022

	(In millions of Korean won)
Cash and cash equivalents	₩ 184,082	₩ 169,877
Short-term financial instruments	277,215	167,000
Accounts receivable, net	71,213	77,257
Other receivables, net	7	12
Other current financial assets	4,439	3,370
Other non-current financial assets	1,824	2,176
Total	₩ 538,780	₩ 419,692

Summary of Financial Liabilities by Maturity	The following table summarizes the financial liabilities of the Group by maturity according to the remaining period from the end of the reporting period to the contractual maturity date.

	December 31, 2023
	Carrying value		Less than 3 months		3 months ~ 1 year		1~2 years		2~3 years		3~5 years		Total

	(In millions of Korean won)
Accounts payable	₩	58,292	₩	57,430	₩	185	₩	677	₩	—	₩	—	₩	58,292
Accrued expense	395		395		—		—		—		—		395
Other liabilities (*)	6,562		1,081		3,259		1,902		476		—		6,718
Total	₩	65,249	₩	58,906	₩	3,444	₩	2,579	₩	476	₩	—	₩	65,405
(*)Other liabilities as of December 31, 2023 consist of lease liabilities.

	December 31, 2022
	Carrying value		Less than 3 months		3 months ~ 1 year		1~2 years		2~3 years		3~5 years		Total

	(In millions of Korean won)
Accounts payable	₩	70,544	₩	69,803	₩	367	₩	374	₩	—	₩	—	₩	70,544
Accrued expense	429		429		—		—		—		—		429
Other liabilities (*)	5,963		1,016		2,023		2,476		617		—		6,132
Total	₩	76,936	₩	71,248	₩	2,390	₩	2,850	₩	617	₩	—	₩	77,105
(*)Other liabilities as of December 31, 2022 consist of lease liabilities.